INCOME TAX (Schedule of Income Tax Expenses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Current	$ 1,583,343	$ 2,147,164	$ 665,745
Deferred:
Deferred	(49,549)	(17,777)	25,811
Income tax expenses	$ 1,533,794	$ 2,129,387	$ 691,556